INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total cost	¥ 3,602,665	¥ 3,556,103
Less: accumulated amortization	(2,543,979)	(2,076,459)
Less: impairment	(1,058,686)
Intangible assets, net		1,479,644
BCA
Finite-Lived Intangible Assets [Line Items]
Total cost	2,567,274	2,529,525
NCC
Finite-Lived Intangible Assets [Line Items]
Total cost	599,338	590,525
Trademark and domain name
Finite-Lived Intangible Assets [Line Items]
Total cost	340,053	340,053
Technology
Finite-Lived Intangible Assets [Line Items]
Total cost	¥ 96,000	¥ 96,000